Note 9 - Equity (Details Textual)					3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 02, 2024 shares	Dec. 31, 2023 USD ($) $ / shares shares	Aug. 29, 2023 $ / shares shares	Jul. 08, 2023 shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 USD ($)	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Mar. 15, 2024 $ / shares shares	Dec. 31, 2021 $ / shares
Proceeds from Issuance or Sale of Equity | $							$ 945,000	$ 1,225,000	$ 4,643,000	$ 290,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares		$ 2.07			$ 2.19		$ 2.19		$ 2.07	$ 2.26		$ 7.5
Shares Authorized (in shares)		2,500,000,000			2,500,000,000		2,500,000,000		2,500,000,000
Common Stock, Shares Authorized (in shares)		2,470,000,000			2,470,000,000		2,470,000,000		2,470,000,000	2,470,000,000
Preferred Stock, Shares Authorized (in shares)		30,000,000			30,000,000		30,000,000		30,000,000	30,000,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Grant Date Fair Value | $							$ 0	0		$ 692,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Intrinsic Value | $		$ 0			$ 0		0		$ 0	$ 0
Share-Based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount | $		434,000			317,000		$ 317,000		$ 434,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross (in shares)	106,000			3,148,288			0		795,916
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Period (Year)	5 years			5 years					5 years	5 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Number of Shares (in shares)	106,000			362,584			187,739		246,883
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period (Year)	3 years			3 years
Shares, Issued (in shares)											195,313
Shares To Be Issued (in shares)											234,735
Share-Based Payment Arrangement, Option [Member]
Share-Based Payment Arrangement, Expense | $					$ 58,000	$ 74,000	$ 117,000	$ 148,000	$ 295,000	$ 60,000
Conversion of Series B Preferred Stock to Common Stock [Member]
Preferred Stock, Mandatory Conversion Feature, Offering Proceeds Threshold | $		$ 1,000							$ 1,000
Preferred Stock, Convertible, Conversion Ratio		1							1
Conversion of Stock, Shares Converted (in shares)		14,578,833					14,578,833
Series C Preferred Unit Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right (in shares)		1	1		1		1		1
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares		$ 2.56	$ 2.56		$ 2.56		$ 2.56		$ 2.56
Warrants and Rights Outstanding, Term (Year)		3 years			3 years		3 years		3 years
Warrants or Rights Issued (in shares)							836,531		759,863
Series A Performance Warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares											$ 0.01
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)											432,034
Series C Preferred Stock [Member]
Units Issued During Period, New Issues (in shares)		1,538,134	7,812,500				836,085
Proceeds from Issuance or Sale of Equity | $		$ 1,969,000					$ 1,070,000
Payments of Stock Issuance Costs | $		67,000					$ 125,000
Preferred Stock, Mandatory Conversion Feature, Offering Proceeds Threshold | $		$ 2,000							$ 2,000
Preferred Stock, Shares Authorized (in shares)
Series C Preferred Stock [Member] | Series C Preferred Unit Warrants [Member]
Class of Warrant or Right, Combined Purchase Price (in dollars per share) | $ / shares			$ 1.28